Pay vs Performance Disclosure - USD ($)	4 Months Ended	12 Months Ended				20 Months Ended
	May 03, 2021	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2022
Pay vs Performance Disclosure
Pay vs Performance Disclosure, Table

Pay Versus Performance

									Value of Initial Fixed $100 Investment Based On:
Year	Summary Compensation Table Total for First PEO (1)($)	Summary Compensation Table Total for Second PEO (1)($)	Compensation Actually Paid to First PEO ($)	Compensation Actually Paid to Second PEO (2)($)	Average Summary Compensation Table Total for Non-PEO Named Executive Officers (1)($)		Average Compensation Actually Paid to Non-PEO Named Executive Officers (2)($)		Total Shareholder Return ($)	Peer Group Total Shareholder Return (4)($)	Net Income (Loss) ($)	Company Selected Measure: Net Product Revenue ($)
2023	N/A	2,626,288	N/A	35,742	1,167,408		477,452		4.51	118.87	(143,098,583)	112,011,307
2022	N/A	6,910,015	N/A	1,559,966	2,894,241	(3)	1,672,583	(3)	17.74	113.65	(165,291,065)	120,444,930
2021	3,069,589	8,355,172	(1,074,531)	5,402,741	2,004,146		(305,039)		33.54	126.45	(124,087,976)	98,435,969
2020	3,937,039	N/A	1,793,017	N/A	2,968,850		1,460,323		80.75	126.42	(196,273,469)	76,209,631
(1)
For 2023, our PEO was Mr. Paulson who was appointed as our President and Chief Executive Officer effective May 2, 2021 (“Second PEO”), and our Other NEOs were Mr. Mason, Ms. Cheng, Mr. Poulton, and Dr. Rangwala. For 2022, our PEO was Mr. Paulson and our Other NEOs were Mr. Mason, Ms. Cheng, Mr. Mano, Mr. Poulton, Mr. Frenkel, our former Chief Development Officer, and Dr. Shacham, our former President and Chief Scientific Officer. For 2021, our PEOs were Dr. Kauffman, who served as our Chief Executive Officer until May 3, 2021 (“First PEO”), and Mr. Paulson, and our Other NEOs were Mr. Mason, Mr. Frenkel, Dr. Shacham, and Dr. Shah, our former Chief Medical Officer. For 2020, our PEO was Dr. Kauffman and our Other NEOs were Mr. Mason and Dr. Shacham.
(2)
The following table describes the adjustments, each of which is prescribed by SEC rules, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during 2023, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. No awards vested in the year they were granted.

	2023
Adjustments	Second PEO (Richard Paulson)	Other NEOs*
Total Compensation from SCT	2,626,288	1,167,408
Adjustments for defined benefit and actuarial pension plans: Not applicable
Adjustments for stock and option awards
(Subtract): Aggregate value for stock awards and option awards included in SCT for the covered fiscal year	(1,201,200)	(438,549)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	417,270	149,581
Add (Subtract): Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(1,487,364)	(316,995)
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(319,252)	(83,993)
CAP Amounts (as calculated)	35,742	477,452

* Amounts presented are averages for the entire group of Other NEOs in 2023.

Valuation assumptions used to calculate fair values did not materially differ from those used to calculate fair values at the time of grant as reflected in the SCT Amounts for all NEOs.

(3)
The Average Summary Compensation for Non-PEO NEOs for 2022 was amended to increase Mr. Poulton’s 2022 bonus payment, as reported in last year’s proxy statement, to reflect a $15,399 payment made to Mr. Poulton due to an administrative error in the original calculation of his 2022 bonus payment, which was identified and corrected in June 2023.
(4)
Reflects cumulative total shareholder return of the Nasdaq Biotechnology Index (“NBI”). The NBI is the peer group used by us for purposes of Item 201(e) of Regulation S-K under the Exchange Act in our Annual Report on Form 10-K for the year ended December 31, 2023.

Company Selected Measure Name		Net ProductRevenue
Named Executive Officers, Footnote
(1)
For 2023, our PEO was Mr. Paulson who was appointed as our President and Chief Executive Officer effective May 2, 2021 (“Second PEO”), and our Other NEOs were Mr. Mason, Ms. Cheng, Mr. Poulton, and Dr. Rangwala. For 2022, our PEO was Mr. Paulson and our Other NEOs were Mr. Mason, Ms. Cheng, Mr. Mano, Mr. Poulton, Mr. Frenkel, our former Chief Development Officer, and Dr. Shacham, our former President and Chief Scientific Officer. For 2021, our PEOs were Dr. Kauffman, who served as our Chief Executive Officer until May 3, 2021 (“First PEO”), and Mr. Paulson, and our Other NEOs were Mr. Mason, Mr. Frenkel, Dr. Shacham, and Dr. Shah, our former Chief Medical Officer. For 2020, our PEO was Dr. Kauffman and our Other NEOs were Mr. Mason and Dr. Shacham.

Adjustment To PEO Compensation, Footnote
(2)
The following table describes the adjustments, each of which is prescribed by SEC rules, to calculate the CAP Amounts from the SCT Amounts. The SCT Amounts and the CAP Amounts do not reflect the actual amount of compensation earned by or paid to our executives during 2023, but rather are amounts determined in accordance with Item 402 of Regulation S-K under the Exchange Act. No awards vested in the year they were granted.

	2023
Adjustments	Second PEO (Richard Paulson)	Other NEOs*
Total Compensation from SCT	2,626,288	1,167,408
Adjustments for defined benefit and actuarial pension plans: Not applicable
Adjustments for stock and option awards
(Subtract): Aggregate value for stock awards and option awards included in SCT for the covered fiscal year	(1,201,200)	(438,549)
Add: Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end	417,270	149,581
Add (Subtract): Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end	(1,487,364)	(316,995)
Add (Subtract): Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year	(319,252)	(83,993)
CAP Amounts (as calculated)	35,742	477,452

Non-PEO NEO Average Total Compensation Amount		$ 1,167,408	$ 2,894,241	$ 2,004,146	$ 2,968,850
Non-PEO NEO Average Compensation Actually Paid Amount		$ 477,452	1,672,583	(305,039)	1,460,323
Compensation Actually Paid vs. Total Shareholder Return
Compensation Actually Paid vs. Net Income
Compensation Actually Paid vs. Company Selected Measure
Total Shareholder Return Vs Peer Group
Tabular List, Table

The following table identifies five financial and non-financial performance measures that, in our assessment, represent the most important performance measures we used to link the CAP Amounts for our NEOs for 2023 (our most recently completed fiscal year), to company performance. Of these measures, we have identified Net Product Revenue as the most important of our financial performance measures used to link CAP Amounts for our executives for 2023 to Company performance.

2023 Performance Measures
Net Product Revenue
License and Other Revenue
Year-end Cash
Adherence to Budget
Clinical Trial Execution

Total Shareholder Return Amount		$ 4.51	17.74	33.54	80.75
Peer Group Total Shareholder Return Amount		118.87	113.65	126.45	126.42
Net Income (Loss)		$ (143,098,583)	$ (165,291,065)	$ (124,087,976)	$ (196,273,469)
Company Selected Measure Amount		112,011,307	120,444,930	98,435,969	76,209,631
PEO Name	Dr. Kauffman	Mr. Paulson			Dr. Kauffman	Mr. Paulson
Measure:: 1
Pay vs Performance Disclosure
Name		Net Product Revenue
Measure:: 2
Pay vs Performance Disclosure
Name		License and Other Revenue
Measure:: 3
Pay vs Performance Disclosure
Name		Year-end Cash
Measure:: 4
Pay vs Performance Disclosure
Name		Adherence to Budget
Measure:: 5
Pay vs Performance Disclosure
Name		Clinical Trial Execution
Dr. Kauffman [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount				$ 3,069,589	$ 3,937,039
PEO Actually Paid Compensation Amount				(1,074,531)	$ 1,793,017
Mr. Paulson [Member]
Pay vs Performance Disclosure
PEO Total Compensation Amount		$ 2,626,288	$ 6,910,015	8,355,172
PEO Actually Paid Compensation Amount		35,742	$ 1,559,966	$ 5,402,741
PEO | Mr. Paulson [Member] | Aggregate value for stock awards and option awards included in SCT for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,201,200)
PEO | Mr. Paulson [Member] | Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		417,270
PEO | Mr. Paulson [Member] | Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(1,487,364)
PEO | Mr. Paulson [Member] | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(319,252)
Non-PEO NEO | Aggregate value for stock awards and option awards included in SCT for the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(438,549)
Non-PEO NEO | Fair value at year end of awards granted during the covered fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		149,581
Non-PEO NEO | Change as of the end of the covered fiscal year (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year that were outstanding and unvested at the covered fiscal year end [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		(316,995)
Non-PEO NEO | Change as of the vesting date (from the end of the prior fiscal year) in fair value of awards granted in any prior fiscal year for which vesting conditions were satisfied during the covered fiscal year [Member]
Pay vs Performance Disclosure
Adjustment to Compensation, Amount		$ (83,993)